UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23055
Investment Company Act file number:

USCA All Terrain Fund
 (Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:    June 30, 2017

Item 1. Schedule of Investments.

USCA All Terrain Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 6.26%[a]
Aerospace and Defense - 0.37%[a]
The Boeing Company	300	$59,325
BWX Technologies, Inc.	650	31,687
Esterline Technologies Corp.[b]	340	32,232
Orbital ATK, Inc.	310	30,492
Rockwell Collins Inc.	240	25,219
Woodward, Inc.	270	18,247
		197,202
Chemical Companies - 0.16%[a]
LyondellBasell Industries N.V.	400	33,756
The Mosaic Company	2,400	54,792
		88,548
Consumer Product and Distribution Companies - 0.83%[a]
Casey's General Stores, Inc.	130	13,924
The Clorox Company	110	14,656
Coach, Inc.	700	33,138
Dollar General Corporation	240	17,302
Genuine Parts Company	275	25,509
The Hain Celestial Group, Inc.[b]	720	27,950
Hasbro Inc.	430	47,949
Helen of Troy Corp.[b]	180	16,938
The Hershey Company	150	16,106
L Brands, Inc.	900	48,501
Mattel, Inc.	1,000	21,530
PepsiCo, Inc.	300	34,647
The Procter & Gamble Company	400	34,860
Sysco Corporation	640	32,211
Wal-Mart Stores Inc.	800	60,544
		445,765
Energy and Utility Companies - 0.92%[a]
Anadarko Petroleum Corporation	235	10,655
Apache Corporation	450	21,568
BP p.l.c. ADR[c]	800	27,720
Cabot Oil & Gas Corporation	725	18,183
Chevron Corporation	400	41,732
ConocoPhillips	1,000	43,960
Entergy Corporation	200	15,354
Exelon Corporation	1,100	39,677
Helmerich & Payne, Inc.	600	32,604
Hess Corporation	410	17,987
National Fuel Gas Company	510	28,478

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Energy and Utility Companies - (continued) - 0.92%[a]
NiSource Inc.	730	$18,513
Occidental Petroleum Corporation	1,200	71,844
PBF Energy Inc.	645	14,358
PPL Corporation	660	25,516
Superior Energy Services, Inc.[b]	885	9,231
Valero Energy Corporation	600	40,476
Xcel Energy Inc.	380	17,434
		495,290
Environmental Services - 0.04%[a]
Republic Services, Inc.	300	19,119
Financial Services - 1.18%[a]
BB&T Corporation	400	18,164
BOK Financial Corporation	500	42,065
The Chubb Corporation[c]	340	49,429
Fidelity National Financial, Inc.	800	35,864
First American Financial Corporation	960	42,902
Franklin Resources, Inc.	880	39,415
The Hartford Financial Services Group, Inc.	480	25,234
Huntington Bancshares Incorporated	2,575	34,814
Invesco Ltd.	710	24,985
JPMorgan Chase & Co.	400	36,560
M&T Bank Corporation	500	80,975
Markel Corporation[b]	27	26,348
MetLife, Inc.	1,000	54,940
Morgan Stanley	1,100	49,016
New York Community Bancorp Inc.	1,840	24,159
SunTrust Banks, Inc.	810	45,943
		630,813
Health Care and Related Companies - 0.79%[a]
AbbVie Inc.	400	29,004
Amgen Inc.	100	17,223
AstraZeneca plc ADR[c]	600	20,454
Baxter International Inc.	635	38,443
Boston Scientific Corporation[b]	1,015	28,136
Cardinal Health, Inc.	300	23,376
Eli Lilly and Company	700	57,610
Gilead Sciences, Inc.	400	28,312
Globus Medical, Inc.[b]	670	22,211
Haemonetics Corporation[b]	415	16,388
HealthSouth Corporation	600	29,040
Johnson & Johnson	100	13,229

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Health Care and Related Companies - (continued) - 0.79%[a]
McKesson Corporation	230	$37,844
Novo Nordisk A/S ADR[c]	700	30,023
Zimmer Biomet Holdings, Inc.	270	34,668
		425,961
Logistics and Transportation - 0.09%[a]
Expeditors International of Washington Inc.	300	16,944
Union Pacific Corporation	300	32,673
		49,617
Manufacturing Companies - 0.07%[a]
Eaton Corporation	300	23,349
Stanley Black & Decker, Inc.	100	14,073
		37,422
Media, Communications and Entertainment - 0.37%[a]
Cinemark Holdings, Inc.	610	23,698
Liberty Broadband Corporation[b]	380	32,965
The Liberty SiriusXM Group[b]	960	40,032
Nielsen Holdings plc	700	27,062
Omnicom Group Inc.	360	29,844
Regal Entertainment Group	1,390	28,439
Verizon Communications Inc.	400	17,864
		199,904
Metals Technology and Mining - 0.02%[a]
Arconic Inc.	498	11,280
Paper Products - 0.11%[a]
Avery Dennison Corporation	210	18,558
Packaging Corporation of America	200	22,278
Sonoco Products Co.	310	15,940
		56,776
Real Estate Investment Trusts - 0.16%[a]
CoreCivic, Inc.	955	26,339
Sun Communities Inc.	390	34,199
Welltower Inc.	310	23,204
		83,742
Technology Companies and Services - 1.15%[a]
Amdocs Limited	480	30,941
Analog Devices, Inc.	350	27,230
Broadridge Financial Solutions, Inc.	620	46,847

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
June 30, 2017 (Unaudited)

	Shares	Fair Value
Technology Companies and Services - (continued) - 1.15%[a]
Cisco Systems, Inc.	2,100	$65,730
Epam Systems, Inc.[b]	245	20,602
Harris Corporation	200	21,816
HP Inc.	2,000	34,960
IBM	100	15,383
Intel Corporation	1,400	47,236
Koninklijke Philips N.V. ADR[c]	1,800	64,476
Microsoft Corporation	600	41,358
Microstrategy Incorporated[b]	85	16,292
QUALCOMM Incorporated	900	49,698
Schlumberger N.V.	400	26,336
Texas Instruments Incorporated	200	15,386
U.S. Bancorp	1,200	62,304
The Western Union Company	1,510	28,766
		615,361

TOTAL COMMON STOCK (Cost $2,936,772)		3,356,800

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 25.65%[a]
Long Equity - Domestic - 10.68%
Bridgeway Ultra Small Company Fund	42,355	1,272,356
Gabelli Small Cap Growth Fund	26,905	1,501,279
LKCM Equity Fund	70,314	1,738,866
Nationwide Geneva Mid Cap Growth Fund	45,539	1,218,171
		5,730,672
Long Equity - Global - 4.04%
First Eagle Global Fund	37,077	2,165,305

Long Equity - International - 6.61%
AllianzGI NFJ International Value Fund	59,623	1,087,527
Brandes International Equity Fund	145,352	2,456,444
		3,543,971
Long Fixed Income - 2.68%
PIMCO Total Return Fund	140,401	1,436,306

Managed Futures - 1.64%
Altegris Futures Evolution Strategy Fund	53,781	503,390
AQR Managed Futures Strategy Fund	42,624	375,087
		878,477

TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	13,754,731
(Cost $13,430,051)

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
June 30, 2017 (Unaudited)

			Next Available Redemption Date[d]		Redemption Notification Period (Days)
				Frequency of Redemptions
	Cost	Fair Value
INVESTMENTS IN PRIVATE INVESTMENT COMPANIES[e] - 65.87%[a]
Event Driven - 0.89%[a]
Perry Partners L.P. - Class Cfh	676,150	$479,336	n/a	Illiquid	n/a

Global Macro - 5.51%[a]
Brevan Howard L.P. - Series B	2,445,000	2,325,659	9/30/2017	Monthly	90
Brevan Howard L.P. - Series W	650,000	626,863	9/30/2017	Monthly	90
		2,952,522
Long/Short Equity - 16.35%[a]
ACK Asset Partners II LP	875,000	928,389	9/30/2017	Quarterly	45
AT MLP Fund, LLC	800,000	1,043,284	9/30/2017	Quarterly	45
Corsair Capital Partners, L.P. - Class A	2,483,000	2,668,453	9/30/2017	Quarterly	60
Greenlight Masters Qualified, L.P. - Series B	3,630,000	4,127,227	6/30/2018	Annually	105
		8,767,353
Long/Short Fixed Income - 5.38%[a]
York Global Credit Income Fund, L.P. - Class A	2,493,000	2,886,876	9/30/2017	Quarterly	90
Managed Futures - 2.81%[a]
Winton Diversified Strategy Fund (US) L.P.	1,596,000	1,508,666	9/30/2018	Quarterly	60
Multi-Strategy - 34.93%[a]
Atlas Enhanced Fund, L.P.	1,400,000	1,420,551	8/31/2017	Monthly	45
Blue Mountain Credit Alternatives Fund L.P. - Class S	2,670,000	2,777,937	9/30/2017	Quarterly	3 Months
Double Black Diamond, L.P. - Series D	4,035,000	4,165,969	9/30/2017	Quarterly	60
Hutchin Hill Capital Domestic FD, LP	1,900,000	1,901,147	9/30/2017	Quarterly	65
Millennium USA LP	5,000,000	5,459,376	9/30/2017	Quarterly	90
OZ Domestic Partners II, L.P. - Tranche E	2,795,000	2,999,161	9/30/2017	Quarterly	30
Visium Global Fund, LPf	7,500	7,410	n/a	Illiquid	n/a
		18,731,551

TOTAL INVESTMENTS IN PRIVATE INVESTMENT COMPANIES (Cost $33,455,651)
		35,326,304

SHORT TERM INVESTMENT - 2.94%[a]
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.85%[g]
	1,578,519	$1,578,519

TOTAL SHORT TERM INVESTMENTS (Cost $1,578,519)		1,578,519

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
June 30, 2017 (Unaudited)

	Cost	Fair Value
Total Investments (Cost $51,400,993) - 100.72%[a]		$54,016,354
Liabilities in Excess of Other Assets - (0.72%)[a]		(384,316)
TOTAL NET ASSETS - 100.00%[a]		$53,632,038

Footnotes
ADR - American Depository Receipt.
[a] Percentages are stated as a percent of net assets.
[b] Non-income producing security.
[c] Foreign issued security.
[d] Investments in private investment companies may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2017 that redemption from all or a portion of a tranche is available without fees (redemptions may be available sooner with the incurrence of a penalty). Other tranches may have an available redemption date that is after the Next Available
Redemption Date. Further, the private investment company's advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.
[e] At June 30, 2017, portfolio holdings of the private investment companies were not made fully available to the Fund. Private investment portfolio holdings detailed in the schedule of investments represent management's best estimate of the fair market value of each private investment's portfolio holdings as of June 30, 2017.
[f] Currently in liquidation. Receiving proceeds as Manager liquidates underlying assets.
[g] Rate reported is the 7-day current yield as of June 30, 2017.
The accompanying Notes to Financial Statements are an integral part of these statements.

Income Taxes

The Fund's tax year end is December 31st.  The Fund is treated as a partnership for Federal income tax purposes.  Each shareholder is responsible for the tax liability or benefit relating to such member's distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP.  This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions when the positions are more likely than not to be sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual.

Investment Valuation

In computing net asset value, portfolio securities of the USCA All Terrain Fund ("Fund") are valued at their current market values determined on the basis of market quotations, if available.  Because market quotations are not typically readily available for the majority of the Fund's securities, they are valued at fair value as determined by the Board of Trustees ("Board").  The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to a fair value team of one or more representatives of USCA Asset Management LLC ("Advisor"), US Bancorp Fund Services, LLC ("US Bancorp") and an officer of the Fund.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  There is no single standard for determining fair value of a security.  Rather, in determining the fair value of a security for which there are no readily available market quotations, the fair value team may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of a manager ("Underlying Fund Manager"). The team may also enlist third-party consultants, such as an audit firm or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value.

Non-dollar-denominated securities, if any, are valued as of the close of the New York Stock Exchange ("NYSE") at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value have materially affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business.  As a result, the Fund's net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund's portfolio.  The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash and other assets, including dividends and interest accrued but not yet received), less accrued expenses of the Fund, less the Fund's other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, "NASDAQ"), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP").  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

All equity securities that are not traded on a listed national exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  In the event such market quotations are not readily available, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

The valuation of the Fund's investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Fund Managers.  Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the Underlying Fund Managers at fair value in accordance with procedures adopted by the Underlying Funds.  In this regard, an Underlying Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund Manager's compensation.  Although the Advisor will review the valuation procedures used by all Underlying Fund Managers, the Advisor will not be able to confirm the accuracy of valuations provided by the Underlying Fund Manager and valuations provided by the Underlying Fund Manager generally will be conclusive with respect to the Fund.  In addition, the net asset values or other valuation information received by the Fund from an Underlying Fund and used in calculating the Fund's net asset value will include estimates that may be subject to later adjustment or revision by the Underlying Fund Manager.  Any such adjustment or revision will either increase or decrease the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment.  The Fund does not expect to restate its previous net asset values to reflect an adjustment or revision by an Underlying Fund.  In the unlikely event that an Underlying Fund does not report a fiscal period end value to the Fund on a timely basis, the Fund would determine the fair value of the Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended, those companies net asset values are calculated based upon the net asset values of their investments, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Fair Value of Financial Instruments

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures (ASC 820), which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Board's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.  The following section describes the valuation techniques used by the Fund to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1.  These investments generally include equity securities traded on a national securities exchange, certain U.S. government securities and certain money market securities.  The Board does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2.  These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities.  When observable prices are not available for these investments, the Board uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available.  The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs.  In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate.  The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation.  In some situations, the Board may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Board's assessment of the most representative point within the range.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Description
Investments
Common Stock (a)	$ 3,356,800	$ -	$ -	$ 3,356,800
Registered Investment Companies (a)	13,754,731	-	-	13,754,731
Private Investment Companies (b)	-	-	-	35,326,304
Short Term Investment (c)	1,578,519	-	-	1,578,519
	$ 18,690,050	$ -	$ -	$ 54,016,354
(a)	All other industry classifications are identified in the Schedule of Investments.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(c)	Short Term Investments that are sweep investments for cash balances in the Fund at June 30, 2017.
During the period ended June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        USCA All Terrain Fund

By (Signature and Title) /s/ Phil Pilibosian
                                           Phil Pilibosian, President

Date                           August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Phil Pilibosian
                                           Phil Pilibosian, President

Date                             August 18, 2017

By (Signature and Title) /s/ Chris Arnold
                                           Chris Arnold, Treasurer

Date                             August 18, 2017